CONSOLIDATED STATEMENTS OF CASH FLOWS (Cloud Peak Energy Resources LLC and Subsidiaries) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and depletion	$ 100,523	$ 94,575	$ 87,127
Accretion	15,342	13,189	12,469
Earnings from unconsolidated affiliates	(535)	(1,556)	(1,801)
Distributions of income from unconsolidated affiliates	2,000	1,023	5,250
Deferred income taxes	13,860	42,210	(11,224)
Other	12,256	11,795	11,506
Changes in operating assets and liabilities:
Accounts receivable	1,874	18,632	(30,074)
Inventories, net	1,709	(9,077)	(6,452)
Due to or from related parties	819	(1,090)	(37)
Other assets	(3,981)	(4,486)	4,436
Accounts payable and accrued expenses	3,540	(32,137)	26,327
Asset retirement obligations	(1,075)	(5,632)	(7,506)
Settlement of derivatives	12,976	11,244
Net cash provided by operating activities	180,740	247,355	296,784
Investing activities
Acquisitions of Youngs Creek and CX Ranch coal and land assets		(300,377)
Purchases of property, plant and equipment	(46,780)	(53,550)	(108,733)
Cash paid for capitalized interest	(33,230)	(50,119)	(33,989)
Investments in marketable securities	(64,357)	(67,576)	(75,228)
Maturity and redemption of investments	64,011	62,463
Investment in development projects	(6,247)	(7,389)
Initial payment on federal coal leases			(69,407)
Return of restricted cash		71,244	110,972
Partnership escrow deposit		(4,470)
Partnership escrow return	4,468
Other	117	1,909	713
Net cash provided by (used in) investing activities	(82,018)	(347,865)	(175,672)
Financing activities
Principal payments on federal coal leases	(63,191)	(102,198)	(54,630)
Payment of deferred financing fees	(1,039)
Other	(550)	(3,906)	(2,343)
Net cash provided by (used in) financing activities	(64,780)	(106,039)	(56,973)
Net increase (decrease) in cash and cash equivalents	33,942	(206,549)	64,139
Cash and cash equivalents at beginning of period	197,691	404,240	340,101
Cash and cash equivalents at end of period	231,633	197,691	404,240
Supplemental cash flow disclosures:
Interest paid	69,478	84,201	62,792
Supplemental noncash investing and financing activities:
Non-cash interest capitalized	3,994	7,845	16,092
Capital expenditures included in accounts payable	1,957	4,579	10,893
Assets acquired under capital leases	10,222
Obligations to acquire federal coal leases and other mineral rights			224,658
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES
Cash flows from operating activities
Net income	58,898	155,609	201,221
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and depletion	100,523	94,575	87,127
Accretion	15,342	13,189	12,469
Earnings from unconsolidated affiliates	(535)	(1,556)	(1,801)
Distributions of income from unconsolidated affiliates	2,000	1,023	5,250
Deferred income taxes	17,487	34,224	18,778
Unrealized derivative income	(25,611)	(22,754)	(2,275)
Other	12,256	11,795	11,506
Changes in operating assets and liabilities:
Accounts receivable	1,874	18,632	(30,074)
Inventories, net	1,709	(9,077)	(6,452)
Due to or from related parties	(25,468)	(27,656)	(6,858)
Other assets	4,453	(4,817)	(1,908)
Accounts payable and accrued expenses	6,151	(21,330)	17,470
Asset retirement obligations	(1,075)	(5,632)	(7,506)
Settlement of derivatives	12,976	11,244
Net cash provided by operating activities	180,980	247,469	296,947
Investing activities
Acquisitions of Youngs Creek and CX Ranch coal and land assets		(300,377)
Purchases of property, plant and equipment	(46,780)	(53,550)	(108,733)
Cash paid for capitalized interest	(33,230)	(50,119)	(33,989)
Investments in marketable securities	(64,357)	(67,576)	(75,228)
Maturity and redemption of investments	64,011	62,463
Investment in development projects	(6,247)	(7,389)
Initial payment on federal coal leases			(69,407)
Return of restricted cash		71,244	110,972
Partnership escrow deposit		(4,470)
Partnership escrow return	4,468
Other	117	1,860	713
Net cash provided by (used in) investing activities	(82,018)	(347,914)	(175,672)
Financing activities
Principal payments on federal coal leases	(63,191)	(102,198)	(54,630)
Payment of deferred financing fees	(1,039)
Other	(790)	(3,906)	(2,505)
Net cash provided by (used in) financing activities	(65,020)	(106,104)	(57,135)
Net increase (decrease) in cash and cash equivalents	33,942	(206,549)	64,140
Cash and cash equivalents at beginning of period	197,691	404,240	340,100
Cash and cash equivalents at end of period	231,633	197,691	404,240
Supplemental cash flow disclosures:
Interest paid	69,252	83,899	62,792
Supplemental noncash investing and financing activities:
Non-cash interest capitalized	3,994	7,845	16,092
Capital expenditures included in accounts payable	1,957	4,579	10,893
Assets acquired under capital leases	10,222
Obligations to acquire federal coal leases and other mineral rights			$ 224,658